Vanguard® Consumer Staples Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Beverages (22.9%)
	Coca-Cola Co.	10,284,480	601,025
	PepsiCo Inc.	3,427,254	576,773
*	Monster Beverage Corp.	2,382,511	131,395
	Constellation Brands Inc. Class A	508,104	122,194
	Keurig Dr Pepper Inc.	3,022,200	95,411
	Brown-Forman Corp. Class B	993,778	58,375
	Molson Coors Beverage Co. Class B	645,938	39,751
*	Celsius Holdings Inc.	501,636	24,836
	Coca-Cola Consolidated Inc.	23,420	17,202
*	Boston Beer Co. Inc. Class A	46,192	16,387
*	National Beverage Corp.	180,745	8,593
	MGP Ingredients Inc.	98,582	8,424
*	Vita Coco Co. Inc.	172,591	4,843
*	Duckhorn Portfolio Inc.	466,546	4,791
*,1	Vintage Wine Estates Inc.	80,174	41
			1,710,041
Consumer Staples Distribution & Retail (27.8%)
	Costco Wholesale Corp.	1,121,436	664,720
	Walmart Inc.	3,692,779	574,929
	Target Corp.	1,325,922	177,422
	Sysco Corp.	1,557,597	112,412
	Kroger Co.	2,102,102	93,060
	Dollar General Corp.	634,450	83,189
*	Dollar Tree Inc.	604,900	74,760
	Walgreens Boots Alliance Inc.	2,321,378	46,288
	Casey's General Stores Inc.	134,021	36,909
*	Performance Food Group Co.	556,797	36,220
*	US Foods Holding Corp.	749,423	32,847
*	BJ's Wholesale Club Holdings Inc.	473,239	30,562
	Albertsons Cos. Inc. Class A	1,124,592	24,482
*	Sprouts Farmers Market Inc.	460,798	19,851
*	Grocery Outlet Holding Corp.	460,716	12,997
	Andersons Inc.	238,700	11,901
	PriceSmart Inc.	156,656	10,557
	Ingles Markets Inc. Class A	112,529	9,185
	Weis Markets Inc.	136,499	8,238
*	Chefs' Warehouse Inc.	278,810	7,500
	SpartanNash Co.	323,700	7,176
*	United Natural Foods Inc.	357,277	5,198
			2,080,403
Food Products (17.6%)
	Mondelez International Inc. Class A	4,043,600	287,338

		Shares	Market Value ($000)
	Archer-Daniels-Midland Co.	1,670,324	123,153
	General Mills Inc.	1,776,523	113,094
	Hershey Co.	450,437	84,646
	Kraft Heinz Co.	2,112,931	74,185
	Bunge Global SA	501,104	55,056
	McCormick & Co. Inc.	795,826	51,593
	Lamb Weston Holdings Inc.	475,172	47,532
	Kellanova	875,804	46,015
	Tyson Foods Inc. Class A	948,343	44,420
	Conagra Brands Inc.	1,551,429	43,890
	J M Smucker Co.	367,352	40,310
	Hormel Foods Corp.	1,023,582	31,311
	Campbell Soup Co.	677,805	27,234
	Ingredion Inc.	244,078	25,016
*	Darling Ingredients Inc.	555,511	24,370
*	Post Holdings Inc.	222,154	18,979
	Flowers Foods Inc.	810,296	16,862
*	Simply Good Foods Co.	429,860	16,653
*	Freshpet Inc.	229,826	16,306
	Lancaster Colony Corp.	84,235	13,975
	J & J Snack Foods Corp.	81,775	13,456
	Cal-Maine Foods Inc.	240,235	11,512
*	TreeHouse Foods Inc.	263,078	10,710
*	Pilgrim's Pride Corp.	352,826	9,018
*	Sovos Brands Inc.	373,808	8,190
	Fresh Del Monte Produce Inc.	330,175	7,528
	Utz Brands Inc.	552,392	7,297
	John B Sanfilippo & Son Inc.	78,687	7,242
	Tootsie Roll Industries Inc.	185,069	6,124
	B&G Foods Inc.	621,135	5,739
*	Hain Celestial Group Inc.	533,449	5,639
	Calavo Growers Inc.	194,364	4,216
*,1	Beyond Meat Inc.	565,903	4,125
*	Mission Produce Inc.	480,971	4,069
*	Vital Farms Inc.	251,966	3,356
	WK Kellogg Co.	285,559	3,198
*	Westrock Coffee Co.	192,588	1,772
*	Benson Hill Inc.	1,413,983	285
			1,315,414
Household Products (19.4%)
	Procter & Gamble Co.	6,179,418	948,664
	Colgate-Palmolive Co.	2,374,266	187,021
	Kimberly-Clark Corp.	1,022,660	126,534
	Church & Dwight Co. Inc.	771,972	74,596
	Clorox Co.	334,675	47,976
	WD-40 Co.	69,867	16,899
	Spectrum Brands Holdings Inc.	199,566	13,836
	Energizer Holdings Inc.	364,468	11,240
*	Central Garden & Pet Co. Class A	285,485	10,357
	Reynolds Consumer Products Inc.	392,174	10,291
*	Central Garden & Pet Co.	107,332	4,355
			1,451,769
Personal Care Products (4.2%)
	Kenvue Inc.	4,969,627	101,579
	Estee Lauder Cos. Inc. Class A	703,389	89,816
*	BellRing Brands Inc.	553,808	29,297
*	elf Beauty Inc.	212,489	25,093

		Shares	Market Value ($000)
*	Coty Inc. Class A	1,636,042	18,651
	Inter Parfums Inc.	99,397	12,441
	Edgewell Personal Care Co.	276,906	9,639
*	Herbalife Ltd.	620,993	7,998
*	USANA Health Sciences Inc.	125,209	5,917
	Medifast Inc.	81,952	5,440
	Nu Skin Enterprises Inc. Class A	292,419	4,977
*	Beauty Health Co.	806,230	2,064
*	Olaplex Holdings Inc.	824,404	1,797
*,1	Veru Inc.	816,930	780
			315,489
Tobacco (7.8%)
	Philip Morris International Inc.	3,587,613	334,939
	Altria Group Inc.	5,327,740	223,978
	Universal Corp.	181,649	10,220
	Vector Group Ltd.	916,208	9,813
	Turning Point Brands Inc.	186,056	4,248
			583,198
Total Common Stocks (Cost $7,168,370)			7,456,314
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 5.438% (Cost $13,023)	130,259	13,024
Total Investments (99.9%) (Cost $7,181,393)			7,469,338
Other Assets and Liabilities—Net (0.1%)			8,362
Net Assets (100.0%)			7,477,700
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,441,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,872,000 was received for securities on loan, of which $4,869,000 is held in Vanguard Market Liquidity Fund and $3,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/30/24	BANA	8,601	(5.331)	41	—
Kraft Heinz Co.	8/30/24	BANA	12,991	(5.331)	96	—
					137	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At November 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,165,000 and cash of $1,670,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,456,314	—	—	7,456,314
Temporary Cash Investments	13,024	—	—	13,024
Total	7,469,338	—	—	7,469,338
Derivative Financial Instruments
Assets
Swap Contracts	—	137	—	137